CONSOLIDATED STATEMENTS OF INCOME/(LOSS) AND COMPREHENSIVE INCOME/(LOSS) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 18,327	$ 2,809	¥ 35,716	¥ 31,104
Less: Sales tax and surcharges	(11)	(2)	(50)	(139)
Net revenues	18,316	2,807	35,666	30,965
Cost of revenues	(4,031)	(618)	(7,372)	(6,324)
Gross profit	14,285	2,189	28,294	24,641
Operating expenses:
Product development	(7,667)	(1,175)	(10,670)	(9,620)
Sales and marketing	(4,405)	(675)	(9,295)	(9,596)
General and administrative	(3,636)	(557)	(3,289)	(2,820)
Total operating expenses	(15,708)	(2,407)	(23,254)	(22,036)
Income/(loss) from operations	(1,423)	(218)	5,040	2,605
Interest income	2,187	335	2,094	1,899
Interest expense	(1,716)	(263)	(1,677)	(1,508)
Other (expense)/income	(273)	(42)	3,630	(1,075)
Income/(loss) before income tax expense and equity in loss of affiliates	(1,225)	(188)	9,087	1,921
Income tax expense	(355)	(54)	(1,742)	(793)
Equity in loss of affiliates	(1,689)	(259)	(347)	(32)
Net Income/(loss)	(3,269)	(501)	6,998	1,096
Net loss attributable to non-controlling interests	62	10	57	16
Accretion to redemption value of redeemable non-controlling interests	(40)	(6)	(44)
Net Income/(loss) attributable to Trip.com Group Limited	(3,247)	(497)	7,011	1,112
Net Income/(loss)	(3,269)	(501)	6,998	1,096
Other comprehensive (loss)/income:
Foreign currency translation	75	11	(289)	(1,072)
Unrealized securities holding (losses)/gains, net of tax	(178)	(27)	266	(696)
Total comprehensive (loss)/income	(3,372)	(517)	6,975	(672)
Comprehensive loss attributable to non-controlling interests	22	4	13	16
Comprehensive (loss)/income attributable to Trip.com Group Limited	¥ (3,350)	$ (513)	¥ 6,988	¥ (656)
Weighted average ordinary shares outstanding
- Basic shares (in shares)	75,111,026	75,111,026	70,983,996	68,403,426
- Diluted shares (in shares)	75,111,026	75,111,026	80,244,014	70,924,623
Product development
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	¥ 964	$ 148	¥ 919	¥ 934
Sales and marketing
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	159	24	144	156
General and administrative
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	¥ 750	$ 115	¥ 651	¥ 617
Ordinary shares
Earnings/(losses) per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	¥ (43.21)	$ (6.62)	¥ 98.78	¥ 16.25
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	(43.21)	(6.62)	92.02	15.67
ADS
Earnings/(losses) per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	(5.40)	(0.83)	12.35	2.03
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	¥ (5.40)	$ (0.83)	¥ 11.50	¥ 1.96
Accommodation reservation
Revenues:
Total revenues	¥ 7,132	$ 1,093	¥ 13,514	¥ 11,580
Transportation ticketing
Revenues:
Total revenues	7,146	1,095	13,952	12,947
Packaged tours
Revenues:
Total revenues	1,241	190	4,534	3,772
Corporate travel
Revenues:
Total revenues	877	135	1,255	981
Others
Revenues:
Total revenues	¥ 1,931	$ 296	¥ 2,461	¥ 1,824